Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 12,453,553	$ 11,543,245
Less accumulated depreciation	(7,165,914)	(6,626,221)
Property, plant and equipment, net, total	5,287,639	4,917,024
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	576,511	555,309
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,018,342	941,379
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,080,640	9,159,151
Proved Oil and Gas Properties [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	584,466	487,033
Construction in Process and Equipment Deposits [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 193,594	$ 400,373